Note 6 - Accounts and Grants Receivable (Details Textual) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Later than one month [member]
Statement Line Items [Line Items]
Trade receivables	$ 252,093	$ 2,270,820